GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenue reduction percentage					35.70%
Working capital deficit	$ 414,512		$ 414,512		$ 746,341
Accumulated deficit	53,737,869		53,737,869		51,310,040	$ 45,132,941
Net loss	$ 1,076,258	$ 3,166,895	2,427,829	$ 6,124,854	6,177,099	3,078,120
Cash flows for operating activities			$ 2,896,362	$ 439,361	$ 1,400,086	$ 848,777